Investments in Affiliates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 03, 2011 Laverda [Member]	Dec. 31, 2011 Retail Finance Joint Venture [Member]	Dec. 31, 2010 Retail Finance Joint Venture [Member]	Dec. 31, 2009 Retail Finance Joint Venture [Member]	Dec. 31, 2011 Manufacturing and Other Joint Ventures [Member]	Dec. 31, 2010 Manufacturing and Other Joint Ventures [Member]	Dec. 31, 2009 Manufacturing and Other Joint Ventures [Member]	Dec. 31, 2011 Manufacturing Joint Ventures [Member]	Dec. 31, 2010 Manufacturing Joint Ventures [Member]	Dec. 31, 2011 Other Joint Ventures [Member]	Dec. 31, 2010 Other Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliates	$ 346.3	$ 398.0	$ 353.9		$ 322.2	$ 305.7					$ 14.3	$ 82.5	$ 9.8	$ 9.8
Company acquired, percent				50.00%
Equity in net earnings of affiliates	48.9	49.7	38.7		43.6	43.4	36.4	5.3	6.3	2.3
Equity Method Investment, Summarized Financial Information [Abstract]
Total assets	7,738.4	7,092.8
Total liabilities	7,080.8	6,469.0
Partners’ equity	657.6	623.8
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Revenues	364.2	352.9	335.8
Costs	220.5	212.2	229.0
Income before income taxes	143.7	140.7	106.8
Receivables from affiliates	122.9	106.3	70.3
Retained Earnings, Undistributed Earnings from Equity Method Investees	$ 208.2	$ 184.9